[Transamerica Life Insurance Company letterhead]

September 3, 2010

VIA EDGAR FILING

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:           Transamerica Corporate Separate Account Sixteen (File No. 333-109579)

Dear Commissioners:

On behalf of Transamerica Corporate Separate Account Sixteen (the "separate account") of Transamerica Life Insurance Company, incorporated by reference are the semi-annual reports (the “Semi-Annual Reports”) for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

The funds are as follows:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Dynamics Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Financial Services Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Global Health Care Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco Van Kampen V.I. Mid Cap Value Portfolio (Series I Shares)
The Alger Portfolios – Alger Small Cap Growth Portfolio (Class I-2)
American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2)
American Funds Insurance Series – AFIS Growth Fund (Class 2)
American Funds Insurance Series – AFIS International Fund (Class 2)
American Funds Insurance Series – AFIS New World Fund (Class 2)
Columbia Funds Variable Insurance Trust – Columbia Small Cap Value Fund, Variable Series (Class A)
DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio
DFA Investment Dimensions Group, Inc. – DFA VA U.S. Targeted Value Portfolio

DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A)
Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds – Fidelity VIP Mid Cap Portfolio (Initial Class)
First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund
Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class I)
Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class I)
Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares)
Janus Aspen Series – Janus Aspen Worldwide Portfolio (Institutional Shares)
PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Short-Term Portfolio (Institutional Class)
PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio (Institutional Class)
Royce Capital Fund – Royce Micro-Cap Portfolio
Royce Capital Fund – Royce Small-Cap Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio
T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust – Third Avenue Value Portfolio
Van Eck Worldwide Insurance Trust – Van Eck VIP Multi-Manager Alternatives Fund (Initial Class)
Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio

These Semi-Annual Reports are for the period ending June 30, 2010 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 355-4277.

Very truly yours,

/s/ Ken Turnquist
Ken Turnquist
Vice President

Document 1  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Dynamics Fund (Series I Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 30, 2010 (File No. 811-07452).

Document 2  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Financial Services Fund (Series I Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 30, 2010 (File No. 811-07452).

Document 3  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Global Health Care Fund (Series I Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 30, 2010 (File No. 811-07452).

Document 4  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Core Equity Fund (Series I Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 30, 2010 (File No. 811-07452).

Document 5  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 30, 2010 (File No. 811-07452).

Document 6  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 30, 2010 (File No. 811-07452).

Document 7  The Semi-Annual Report of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco Van Kampen V.I. Mid Cap Value Portfolio (Series I Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 30, 2010 (File No. 811-07452).

Document 8  The Semi-Annual Report of The Alger Portfolios – Alger Small Cap Growth Portfolio (Class I-2), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 13, 2010 (File No. 811-5550).

Document 9  The Semi-Annual Report of American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 ( (File No. 811-03857).

Document 10  The Semi-Annual Report of American Funds Insurance Series – AFIS Growth Fund (Class 2), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-03857).

Document 11  The Semi-Annual Report of American Funds Insurance Series – AFIS International Fund (Class 2), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-03857).

Document 12  The Semi-Annual Report of American Funds Insurance Series – AFIS New World Fund (Class 2), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-03857).

Document 13  The Semi-Annual Report of Columbia Funds Variable Insurance Trust – Columbia Small Cap Value Fund, Variable Series (Class A) dated June 30, 2010, was filed with the Securities and Exchange Commission on August 26, 2010 (File No. 811-05199).

Document 14  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio, dated April 30, 2010, was filed with the Securities and Exchange Commission on June 28, 2010 (File No. 811-03258).

Document 15  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio, dated April 30, 2010, was filed with the Securities and Exchange Commission on June 28, 2010 (File No. 811-03258).

Document 16  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio, dated April 30, 2010, was filed with the Securities and Exchange Commission on June 28, 2010 (File No. 811-03258).

Document 17  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio, dated April 30, 2010, was filed with the Securities and Exchange Commission on June 28, 2010 (File No. 811-03258).

Document 18  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio, dated April 30, 2010, was filed with the Securities and Exchange Commission on June 28, 2010 (File No. 811-03258).

Document 19  The Semi-Annual Report of DFA Investment Dimensions Group, Inc. –DFA VA U.S. Targeted Value Portfolio, dated April 30, 2010, was filed with the Securities and Exchange Commission on June 28, 2010 (File No. 811-03258).

Document 20  The Semi-Annual Report of DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 26, 2010 (File No. 811-07507).

Document 21  The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 22  The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 23  The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 24 The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 25  The Semi-Annual Report of Fidelity Variable Insurance Products Funds – Fidelity VIP Mid Cap Portfolio (Initial Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Document 26  The Semi-Annual Report of First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-09092).

Document 27  The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class I), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-21987).

Document 28  The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Balanced ETF Asset Allocation Portfolio (Class I), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-21987).

Document 29  The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Conservative ETF Asset Allocation Portfolio (Class I), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-21987).

Document 30  The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Growth ETF Asset Allocation Portfolio (Class I), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-21987).

Document 31  The Semi-Annual Report of Ibbotson ETF Allocation Series – Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class I), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-21987).

Document 32  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Balanced Portfolio (Institutional Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-07736).

Document 33  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Enterprise Portfolio (Institutional Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-07736).

Document 34  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Flexible Bond Portfolio (Institutional Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-07736).

Document 35  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Forty Portfolio (Institutional Shares), dated June 30, 2010, that was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-07736).

Document 36  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Janus Portfolio (Institutional Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-07736).

Document 37  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Overseas Portfolio (Institutional Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 File No. 811-07736).

Document 38  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Perkins Mid Cap Value Portfolio (Institutional Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-07736).

Document 39  The Semi-Annual Report of Janus Aspen Series – Janus Aspen Worldwide Portfolio (Institutional Shares), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-07736).

Document 40  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Administrative Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-08399).

Document 41  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio (Institutional Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-08399).

Document 42  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio (Institutional Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-08399).

Document 43 The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio (Institutional Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-08399).

Document 44  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Short-Term Portfolio (Institutional Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 (File No. 811-08399).

Document 45  The Semi-Annual Report of PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio (Institutional Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 27, 2010 File No. 811-08399).

Document 46  The Semi-Annual Report of Royce Capital Fund – Royce Micro-Cap Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 23, 2010 (File No. 811-07537).

Document 47 The Semi-Annual Report of Royce Capital Fund – Royce Small-Cap Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 23, 2010 (File No. 811-07537).

Document 48 The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-07143).

Document 49  The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-07143).

Document 50   The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price Mid-Cap Growth Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-07143).

Document 51  The Semi-Annual Report of T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-07143).

Document 52  The Semi-Annual Report of T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 24, 2010 (File No. 811-07145).

Document 53  The Semi-Annual Report of Third Avenue Variable Series Trust – Third Avenue Value Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 26, 2010 (File No. 811-09395).

Document 54  The Semi-Annual Report of Van Eck Worldwide Insurance Trust  – Van Eck VIP Multi-Manager Alternatives Fund (Initial Class), dated June 30, 2010, was filed with the Securities and Exchange Commission on August 30, 2010 (File No. 811-05083).

Document 55  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 56  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 57  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 58  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 59  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 60  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 61  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 62  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 File No. 811-05962).

Document 63  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio, dated June 30, 2010, that was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 64  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Money Market Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 65  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF REIT Index Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 66  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 67  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 68  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).

Document 69  The Semi-Annual Report of Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio, dated June 30, 2010, was filed with the Securities and Exchange Commission on August 25, 2010 (File No. 811-05962).